Trade accounts and notes receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables, gross	R$ (29,284)	R$ (24,818)
Expected credit losses	(591,479)	(604,167)
Total trade receivables	4,771,968	4,193,063
Current [member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	4,515,445	4,045,146
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	225,135	125,082
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	46,347	7,629
Later than three months and not later than four months [member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	15,248	17,084
Later Than Four Months And Not Later Than S Ix Months [Member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	11,101	18,536
Later than six months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	22,116	17,902
Later than one year [member]
IfrsStatementLineItems [Line Items]
Trade receivables, gross	R$ 557,339	R$ 590,669